Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at End of Period
Outstanding at End of Period

	March 31, 2017		December 31, 2016
	Quantity (1)	Wtd Avg (2)	Quantity	Wtd Avg (2)
CEC
Stock options	9,735,585	$10.29	9,820,168	$11.69
Restricted stock units	5,886,330	8.00	8,447,922	7.95

Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Composition of Stock-Based Compensation
Composition of CIE Stock-Based Compensation Expense

	Years Ended December 31,
(In millions)	2016	2015	2014
Property, general, administrative, and other	$189	$31	$49

Stock Option Activity
CIE Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2015	21,057	$9,584.64	7.8
Granted	377	19,166.18
Exercised	(909)	2,456.64
Forfeited	(248)	11,723.63
Canceled concurrent with closing of the SMG Business sale	(20,277)	10,056.24
Outstanding as of December 31, 2016	—	$—	—	$—

Stock Option Grants and Exercises
CIE Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015	2014
Options Granted:
Number of options granted	377	10,350	1,135
Weighted Average Grant-Date Fair Value per share (1)	$5,404.93	$4,670.27	$4,717.02
Weighted Average Exercise Price per Share	$19,166.18	$15,352.49	$9,976.43

Option Exercises:
Number of options exercised	909	1,984	3,822
Cash received for options exercised	$2	$5	$6
Aggregate intrinsic value of options exercised	$13	$21	$27

____________________

(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

Stock Option Grants and Exercises
CIE Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015	2014
Options Granted:
Number of options granted	377	10,350	1,135
Weighted Average Grant-Date Fair Value per share (1)	$5,404.93	$4,670.27	$4,717.02
Weighted Average Exercise Price per Share	$19,166.18	$15,352.49	$9,976.43

Option Exercises:
Number of options exercised	909	1,984	3,822
Cash received for options exercised	$2	$5	$6
Aggregate intrinsic value of options exercised	$13	$21	$27

____________________

(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

Assumptions Used to Estimate Option Values
Assumptions Used to Estimate CIE Option Value

Years Ended December 31,
	2016	2015	2014
Expected range of volatility	40.5% - 44.6%	42.9% - 49.4%	46.5% - 56.8%
Expected dividend yield	—%	—%	—%
Expected range of term (in years)	0.8 - 4.2	1.5 - 4.7	2.4 - 7.1
Risk-free interest rate range	0.5% - 1.2%	0.7% - 1.7%	0.7% - 2.3%

Restricted Stock Unit Activity
CIE Restricted Stock Unit Activity

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2015	4,539	$7,827.24
Granted	103	16,452.14
Vested	(277)	11,371.30
Forfeited	(119)	9,543.11
Canceled concurrent with closing of the SMG Business sale	(4,246)	7,757.19
Outstanding as of December 31, 2016	—	—

Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Composition of Stock-Based Compensation
Composition of Caesars Entertainment Stock-Based Compensation Expense

	Three Months Ended March 31,
(In millions)	2017	2016
Corporate expense	$7	$8
Property, general, administrative, and other	1	2
Total stock-based compensation expense	$8	$10

Composition of Caesars Entertainment Stock-Based Compensation Expense

	Years Ended December 31,
(In millions)	2016	2015	2014
Corporate expense	$33	$57	$36
Property, general, administrative, and other	5	5	9
Total stock-based compensation expense	$38	$62	$45

Stock Option Activity
Caesars Entertainment Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2015	10,638,219	$12.90	6.8
Exercised	(11,101)	5.17
Forfeited	(334,184)	13.71
Expired	(472,766)	12.45
Outstanding as of December 31, 2016	9,820,168	$11.69	6.2	$2
Vested and expected to vest as of December 31, 2016	9,820,168	$11.69	6.2	$2
Exercisable as of December 31, 2016	7,361,410	$9.70	5.9	$2

Stock Option Grants and Exercises
Caesars Entertainment Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015	2014
Options Granted:
Number of options granted	—	1,844,332	1,500,770
Weighted Average Grant-Date Fair Value per share (1)	$—	$3.38	$10.27
Weighted Average Exercise Price per Share (1)	$—	$10.04	$21.18

Option Exercises:
Number of options exercised	11,101	58,700	317,703
Cash received for options exercised (2)	$—	$—	$3
Aggregate intrinsic value of options exercised (2)	$—	$—	$2
____________________

(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

(2)	2016 and 2015 amounts are immaterial.

Stock Option Grants and Exercises
Caesars Entertainment Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015	2014
Options Granted:
Number of options granted	—	1,844,332	1,500,770
Weighted Average Grant-Date Fair Value per share (1)	$—	$3.38	$10.27
Weighted Average Exercise Price per Share (1)	$—	$10.04	$21.18

Option Exercises:
Number of options exercised	11,101	58,700	317,703
Cash received for options exercised (2)	$—	$—	$3
Aggregate intrinsic value of options exercised (2)	$—	$—	$2
____________________

(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

(2)	2016 and 2015 amounts are immaterial.

Assumptions Used to Estimate Option Values
Caesars Entertainment Assumptions Used to Estimate Option Values

	Years Ended December 31,
	2016	2015	2014
Expected volatility	—	42.0%	52.1%
Expected dividend yield	—	—%	—%
Expected term (in years)	—	5.7	5.5
Risk-free interest rate	—	1.6%	1.7%

Restricted Stock Unit Activity

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2015	6,329,435	$12.06
Granted	6,101,421	6.35
Vested	(3,075,606)	12.78
Forfeited	(907,328)	9.50
Outstanding as of December 31, 2016	8,447,922	7.95

Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Composition of Stock-Based Compensation
Composition of CIE Stock-Based Compensation Expense

	Three Months Ended March 31,
(In millions)	2017	2016
Property, general, administrative, and other	$—	$13